Fair Value Measurements - Schedule of Changes in Fair Value of Convertible Note Option Liability and Earn-out Share Liability (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Option Pricing Model Initial Value [Member]
Schedule of Changes in Fair Value of Convertible Note Option Liability and Earn-out Share Liability [Line Items]
Balance
Initial value, August 14, 2025	3,130,352
Change in fair value	76,963
Balance	3,207,315
Convertible Note Option Liability [Member]
Schedule of Changes in Fair Value of Convertible Note Option Liability and Earn-out Share Liability [Line Items]
Balance	60,000
Change in fair value	(60,000)
Balance
Earn-Out Share Liability [Member]
Schedule of Changes in Fair Value of Convertible Note Option Liability and Earn-out Share Liability [Line Items]
Balance	15,560,000
Change in fair value	(13,016,400)
Balance	$ 2,543,600